Income taxes and deferred taxes - Effective tax rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of average effective tax rate and applicable tax rate [Abstract]
Loss for the period before taxes	€ (56,432)	€ (44,657)	€ (30,056)
Company statutory income tax rate	25.00%	25.00%	25.00%
Income tax at company statutory tax rate	€ 14,108	€ 11,164	€ 7,514
Foreign tax rate differential	217	93	69
Unrecognized DTA on tax losses and temporary differences	(13,991)	(10,660)	(9,058)
Non deductible expenses	(610)	(387)	(566)
Release of the non-recognition of DTA	6	2,332
Share based payments	(992)	(653)	(674)
Income not subject to tax	269	112	974
Tax adjustments to the previous period	152	(710)	0
Local income taxes	(2,173)	46	601
Other	210	108	(29)
Income tax at company effective tax rate	€ (2,804)	€ 1,445	€ (1,169)
Company effective income tax rate	(4.97%)	3.24%	(3.89%)